Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Delaware Mid Cap Value Fund))	0 Months Ended
	Feb. 28, 2013
Class A
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	0.30%
Other expenses	1.02%
Total annual fund operating expenses	2.07%
Fee waivers and expense reimbursements	(0.82%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.25%
Class C
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	1.00%
Other expenses	1.02%
Total annual fund operating expenses	2.77%
Fee waivers and expense reimbursements	(0.77%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.00%
Institutional Class
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	1.02%
Total annual fund operating expenses	1.77%
Fee waivers and expense reimbursements	(0.77%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.00%
Class R
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	0.60%
Other expenses	1.02%
Total annual fund operating expenses	2.37%
Fee waivers and expense reimbursements	(0.87%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.50%

[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or reimbursing expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.00% of the Fund's average daily net assets from February 28, 2013 through February 28, 2014. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A and Class R shares' 12b-1 fees to no more than 0.25% and 0.50%, respectively, of the classes' average daily net assets from February 28, 2013 through February 28, 2014. These waivers and reimbursements may only be terminated by agreement of the Manager or the Distributor, as applicable, and the Fund.